Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates and joint ventures
Related parties
Assets, related party	€ 9,386	€ 8,473	€ 9,659
Liabilities, related party	3,405	3,593	2,689
Income Statement, related party	1,265	1,269	1,386
Interest income, related party	90	106	111
Interest expense, related party	(13)	(8)	(15)
Gains/losses on financial assets and liabilities and others, related party	(32)	49	47
Commission income, related party	1,268	1,154	1,269
Commission expense, related party	(48)	(32)	(26)
Other, related party	3,965	4,097	4,219
Contingent liabilities and others	11	14	17
Contingent commitments	314	253	197
Derivative financial instruments	3,640	3,830	4,005
Associates and joint ventures | Financial liabilities: credit institutions
Related parties
Liabilities, related party	867	944	563
Associates and joint ventures | Financial liabilities: customers
Related parties
Liabilities, related party	2,464	2,557	2,064
Associates and joint ventures | Marketable debt securities
Related parties
Liabilities, related party	0	12	0
Associates and joint ventures | Others
Related parties
Liabilities, related party	74	80	62
Associates and joint ventures | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	131	151	740
Associates and joint ventures | Loans and advances: credit institutions
Related parties
Assets, related party	437	562	961
Associates and joint ventures | Loans and advances: customers
Related parties
Assets, related party	8,148	6,934	6,950
Associates and joint ventures | Debt instruments
Related parties
Assets, related party	496	423	848
Associates and joint ventures | Others
Related parties
Assets, related party	174	403	160
Members of the board of directors
Related parties
Assets, related party	0	0	0
Liabilities, related party	8	4	41
Income Statement, related party	0	0	0
Interest income, related party	0	0	0
Interest expense, related party	0	0	0
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	0	0	0
Commission expense, related party	0	0	0
Other, related party	2	1	7
Contingent liabilities and others	1	0	5
Contingent commitments	1	1	1
Derivative financial instruments	0	0	1
Members of the board of directors | Financial liabilities: credit institutions
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Financial liabilities: customers
Related parties
Liabilities, related party	8	4	41
Members of the board of directors | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Others
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Members of the board of directors | Loans and advances: credit institutions
Related parties
Assets, related party	0	0	0
Members of the board of directors | Loans and advances: customers
Related parties
Assets, related party	0	0	0
Members of the board of directors | Debt instruments
Related parties
Assets, related party	0	0	0
Members of the board of directors | Others
Related parties
Assets, related party	0	0	0
Executive vicepresident
Related parties
Assets, related party	14	24	26
Liabilities, related party	11	16	12
Income Statement, related party	0	0	0
Interest income, related party	0	0	0
Interest expense, related party	0	0	0
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	0	0	0
Commission expense, related party	0	0	0
Other, related party	2	1	3
Contingent liabilities and others	1	0	2
Contingent commitments	1	1	1
Derivative financial instruments	0	0	0
Executive vicepresident | Financial liabilities: credit institutions
Related parties
Liabilities, related party	0	0	0
Executive vicepresident | Financial liabilities: customers
Related parties
Liabilities, related party	11	16	12
Executive vicepresident | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Executive vicepresident | Others
Related parties
Liabilities, related party	0	0	0
Executive vicepresident | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Executive vicepresident | Loans and advances: credit institutions
Related parties
Assets, related party	0	0	0
Executive vicepresident | Loans and advances: customers
Related parties
Assets, related party	14	24	26
Executive vicepresident | Debt instruments
Related parties
Assets, related party	0	0	0
Executive vicepresident | Others
Related parties
Assets, related party	0	0	0
Other related parties
Related parties
Assets, related party	384	95	104
Liabilities, related party	197	159	57
Income Statement, related party	1	3	2
Interest income, related party	1	2	1
Interest expense, related party	0	0	0
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	0	1	1
Commission expense, related party	0	0	0
Other, related party	76	52	49
Contingent liabilities and others	17	3	38
Contingent commitments	13	13	6
Derivative financial instruments	46	36	5
Other related parties | Financial liabilities: credit institutions
Related parties
Liabilities, related party	0	0	0
Other related parties | Financial liabilities: customers
Related parties
Liabilities, related party	197	159	57
Other related parties | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Other related parties | Others
Related parties
Liabilities, related party	0	0	0
Other related parties | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Other related parties | Loans and advances: credit institutions
Related parties
Assets, related party	0	0	0
Other related parties | Loans and advances: customers
Related parties
Assets, related party	384	95	104
Other related parties | Debt instruments
Related parties
Assets, related party	0	0	0
Other related parties | Others
Related parties
Assets, related party	€ 0	€ 0	€ 0